                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153

Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     94

Form 13F Information Table Value Total:     $681,950
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3.        28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5.        28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone

         [Repeat as necessary.]


















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

                                                   Form 13F INFORMATION TABLE
                                                        December 31, 1999

   COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
   ---------          --------    --------     --------       --------        ---------   --------       --------
                                               MARKET
                       TITLE       CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------        --------     ------      -------   -------  ---  ----  -----------  --------  ----  ------  ----


Millicom Int'l          COM        L6388F102   13925     223,250   SH            SOLE        1-7  223,250    0     0
Vocaltec Comm           COM        M97601104     628      37,500   SH            SOLE        1-7   37,500    0     0
AMC Entertainment       COM        001669100    8537     989,837   SH            SOLE        1-7  989,837    0     0
AMR Corp                COM        001765106    3350      50,000   SH            SOLE        1-7   50,000    0     0
AT & T Liberty
  Media A               COM        001957208   15888     279,663   SH            SOLE        1-7  279,663    0     0
AT & T Liberty
  Media B               COM        001957307   58949     857,446   SH            SOLE        1-7  857,446    0     0
Access Power            COM        00431N108     280     350,000   SH            SOLE        1-7  350,000    0     0
Ackerley Group          COM        004527107     263      14,500   SH            SOLE        1-7   14,500    0     0
Adelphia Comm           COM        006848105   22131     337,241   SH            SOLE        1-7  337,241    0     0
Advances Radio
  Telecom               COM        00754U101    2400     100,000   SH            SOLE        1-7  100,000    0     0
Arch Comm               COM        039381504    1563     236,977   SH            SOLE        1-7  236,977    0     0
Arch Comm Wts.          RIGHTS     039381116     825   1,553,689   SH            SOLE        1-71,553,689    0     0
Associated Group B      COM        045651205   13248     144,000   SH            SOLE        1-7  144,000    0     0
At Home Corp            COM        045919107    1715      40,000   SH            SOLE        1-7   40,000    0     0
AH Belo                 COM        080555105    9070     475,800   SH            SOLE        1-7  475,800    0     0
AHT Corp                COM        00130R103     729     155,535   SH            SOLE        1-7  155,535    0     0
Bell Atlantic           COM        077853109    1838      28,000   SH            SOLE        1-7   28,000    0     0
CBS Corp                COM        12490K107   15403     240,900   SH            SOLE        1-7  240,900    0     0
CNET Inc.               COM        125945105    1135      20,000   SH            SOLE        1-7   20,000    0     0
Cable & Wireless
  Corp                  COM        12682P104     350       5,000   SH            SOLE        1-7    5,000    0     0
Cablevision
  Systems A             COM        12686C109    6055      80,200   SH            SOLE        1-7   80,200    0     0
Central Newspapers      COM        154647107    8466     215,000   SH            SOLE        1-7  215,000    0     0
Century Telephone       COM        156700106    4572      96,500   SH            SOLE        1-7   96,500    0     0
Comcast Corp A          COM        200300101    3351      70,000   SH            SOLE        1-7   70,000    0     0
Concentric Network      COM        20589R107     924      30,000   SH            SOLE        1-7   30,000    0     0
Corning Inc.            COM        219350105    4190      32,500   SH            SOLE        1-7   32,500    0     0
Crown Castle Intl       COM        228227104   11135     346,600   SH            SOLE        1-7  346,600    0     0
Delta Airlines          COM        247361108     996      20,000   SH            SOLE        1-7   20,000    0     0
Digital Lightwave
  Inc                   COM        253855100    2336      36,500   SH            SOLE        1-7   36,500    0     0
Disney Walt Co          COM        254687106    3014     103,050   SH            SOLE        1-7  103,050    0     0
RR Donnelley            COM        257867101    4218     170,000   SH            SOLE        1-7  170,000    0     0


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

EMC Corp                COM        268648102    2185      20,000   SH            SOLE        1-7   20,000    0     0
E-Tek Dynamics          COM        269240107    1346      10,000   SH            SOLE        1-7   10,000    0     0
Eltrax Systems          COM        290375104    1209     150,000   SH            SOLE        1-7  150,000    0     0
Emmis Comm              COM        291525103    7154      57,400   SH            SOLE        1-7   57,400    0     0
Fox Entertainment       COM        35138T107    5080     203,700   SH            SOLE        1-7  203,700    0     0
GST Telecomm            COM        361942105     906     100,000   SH            SOLE        1-7  100,000    0     0
GTE Corp.               COM        362320103   17972     254,700   SH            SOLE        1-7  254,700    0     0
Granite Broadcasting    COM        387241102    5513     544,500   SH            SOLE        1-7  544,500    0     0
Hellenic Telecom
  Organization          COM        423325307    5133     430,000   SH            SOLE        1-7  430,000    0     0
Hollinger Intl          COM        435569108    1553     120,000   SH            SOLE        1-7  120,000    0     0
Hybrid Networks Inc.    COM        44860K102     438      23,000   SH            SOLE        1-7   23,000    0     0
Infinity Broadcasting   COM        45662S102    6297     174,000   SH            SOLE        1-7  174,000    0     0
Inktomi Corp            COM        457277101     888      10,000   SH            SOLE        1-7   10,000    0     0
Intermedia Comm         COM        458801107   10157     261,700   SH            SOLE        1-7  261,700    0     0
Intervu                 COM        46114R106    5250      50,000   SH            SOLE        1-7   50,000    0     0
Jones Intercable        COM        480206101   12899     185,600   SH            SOLE        1-7  185,600    0     0
Jones Intercable A      COM        480206200   14147     204,100   SH            SOLE        1-7  204,100    0     0
Knight Ridder           COM        499040103    1668      28,000   SH            SOLE        1-7   28,000    0     0
Lionbridge
  Technologies          COM        536252109     639      35,000   SH            SOLE        1-7   35,000    0     0
MRV Communications      COM        553477100    9085     144,500   SH            SOLE        1-7  144,500    0     0
McClatchy Co.           COM        579489105     757      17,500   SH            SOLE        1-7   17,500    0     0
Media General           COM        584404107    4888      94,000   SH            SOLE        1-7   94,000    0     0
Metromedia Intl         COM        591695101     720     151,500   SH            SOLE        1-7  151,500    0     0
Millbrook Press         COM        600179105    2185     971,261   SH            SOLE        1-7  971,261    0     0
Mirage Resorts          COM        60462E104    7857     519,500   SH            SOLE        1-7  519,500    0     0
News Corp.              COM        652487802   12295     367,700   SH            SOLE        1-7  367,700    0     0
Nokia Corp.             COM        654902204     382       2,000   SH            SOLE        1-7    2,000    0     0
Pac-West Telecom        COM        69371Y101    1988      75,000   SH            SOLE        1-7   75,000    0     0
Panamsat Corp           COM        697933109    4602      77,500   SH            SOLE        1-7   77,500    0     0
Pierce Leahy            COM        720722107   22036     509,500   SH            SOLE        1-7  509,500    0     0
Price Comm              COM        741437305   12938     465,190   SH            SOLE        1-7  465,190    0     0
Primedia Inc.           COM        74157K101    1320      80,000   SH            SOLE        1-7   80,000    0     0
Primus Knowledge
  Solutions             COM        74163Q100    2719      60,000   SH            SOLE        1-7   60,000    0     0
Rogers Comm B           COM        775109200    9088     367,200   SH            SOLE        1-7  367,200    0     0
SBC Comm                COM        78387G103    9165     188,000   SH            SOLE        1-7  188,000    0     0
SFX Entertainment A     COM        784178105   13328     368,300   SH            SOLE        1-7  368,300    0     0
Salem Comm A            COM        794093104    7410     327,500   SH            SOLE        1-7  327,500    0     0
Seagate Technology      COM        811804103    3725      80,000   SH            SOLE        1-7   80,000    0     0
Seagram                 COM        811850106    6390     142,800   SH            SOLE        1-7  142,800    0     0
Shop At Home            COM        825066301    3478     350,000   SH            SOLE        1-7  350,000    0     0
Silknet Software        COM        827094103    1243       7,500   SH            SOLE        1-7    7,500    0     0
Smallworldwide plc      COM        83168P108    3628     439,800   SH            SOLE        1-7  439,800    0     0
Socket Comm             COM        833672108     720      85,000   SH            SOLE        1-7   85,000    0     0
Source Media            COM        836153304     392      21,198   SH            SOLE        1-7   21,198    0     0
Spectralink Corp        COM        847580107     544      75,000   SH            SOLE        1-7   75,000    0     0
Station Casinos         COM        857689103    6879     306,600   SH            SOLE        1-7  306,600    0     0
TCI Satellite Entmnt A  COM        872298104    4000     250,000   SH            SOLE        1-7  250,000    0     0
Telephone Data Systems  COM        879433100  135211   1,073,100   SH            SOLE        1-71,073,100    0     0


                                5




Telewest Comm           COM        87956P105    8179     148,042   SH            SOLE        1-7  148,042    0     0
Texas Instruments       COM        882508104    3140      32,500   SH            SOLE        1-7   32,500    0     0
Ticketmaster Online-
  itysearch B           COM        88633P203    1249      32,500   SH            SOLE        1-7   32,500    0     0
Times Mirror            COM        887364107    3015      45,000   SH            SOLE        1-7   45,000    0     0
TMP Worldwide           COM        872941109    5020      35,350   SH            SOLE        1-7   35,350    0     0
United Globalcom        COM        913247508     212       3,000   SH            SOLE        1-7    3,000    0     0
United States Cellular  COM        911300AQ4     505       5,000   SH            SOLE        1-7    5,000    0     0
Univision Comm          COM        914906102    2580      25,250   SH            SOLE        1-7   25,250    0     0
US West                 COM        91273H101   12506     173,700   SH            SOLE        1-7  173,700    0     0
Verio Inc.              COM        923433106    2078      45,000   SH            SOLE        1-7   45,000    0     0
Viacom B                COM        925524308    4497      74,400   SH            SOLE        1-7   74,400    0     0
Video Services          COM        92656U107    9608   2,135,000   SH            SOLE        1-72,135,000    0     0
Vodafone Airtouch
  plc ADR               COM        92857T107    1020      20,600   SH            SOLE        1-7   20,600    0     0
Washington Post B       COM        939640108   15898      28,600   SH            SOLE        1-7   28,600    0     0
Weblink Wireless        COM        94769A101    1550     100,000   SH            SOLE        1-7  100,000    0     0
                                            $681,950
                                         [thousands]

































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